Annual Operating Expenses - FidelitySmallCapEnhancedIndexFund-PRO - FidelitySmallCapEnhancedIndexFund-PRO - Fidelity Small Cap Enhanced Index Fund - Fidelity Small Cap Enhanced Index Fund	Apr. 29, 2023
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.55%